SCHEDULE OF MOVEMENT OF THE CRYPTO ASSET (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1, 2025, 2024 and 2023		$ 3,019,896	$ 705,309	$ 288,419
Purchase or borrowing	[1]		997,408
Mining out	[2]	208,008	296,177	166,242
Payment for Filecoin joint mining profit sharing	[3]	(32,283)
Impairment loss	[4]			(79,821)
Gain/loss on market price changes	[4]	(1,620,625)	(651,441)
Cumulative effect upon adoption of ASU 2023-08	[4]		763,072
Others	[5]	(30,206)	(21,727)
Balance as of June 30, 2025, 2024 and 2023		$ 1,544,790	$ 2,088,798	$ 374,840

[1]	During the six months ended June 30, 2024, about 196,000 Filecoins with the fair value of $997,408 were borrowed from Huangtong International Co., Ltd., to meet the pledge needs for Filecoin mining business.
[2]	During the six months ended June 30, 2025, the Company mined out 68650.67 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $208,008 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.
[3]	During the six months ended June 30, 2025, the Company distributed 11,436.84 Filecoins to HDP Capital Management Limited (our partner in Filecoin joint mining) as joint mining profit sharing, and the Company recognized a total cost of $32,283 based on the lowest transaction price on the Coinbase platform on the day of receiving the corresponding Filecoin rewards.
[4]	Effective January 1, 2024, the Company adopted ASU No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”) using a modified retrospective approach, which requires crypto assets to be measured at fair value for each reporting period with changes in fair value recorded in net income or loss. Upon adoption, the Company recognized the cumulative effect of initially applying ASU 2023-08 of a $763,072 increase, as an adjustment to the opening balance of retained earnings.
[5]	Other movements of the crypto assets include Filecoins transferred to external personnel to help the Company deposit Filecoins into the new node accounts to meet the staking requirements for mining to achieve a higher efficiency, gas cost consumed by Filecoin transfer, as well as transfer income from Filecoin node account testing.